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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03877

Z-Seven Fund, Inc.

(Exact name of registrant as specified in charter)

1819 S. Dobson Road, Suite 207, Mesa. Arizona 85202

  (Address of principal executive offices)

                   (Zip code)

Barry Ziskin

Z-Seven Fund, Inc.

1819 S. Dobson Road, Suite 207

Mesa, Arizona 85202

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (480) 897-6214

Date of fiscal year end:  December 31st

Date of reporting period:  July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2006 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Registrant: Z-Seven Fund, Inc.
Investment Company Act file number: 811-03877
Reporting Period: July 1, 2005 through June 30, 2006

(a) Issuer	(b) Exchange Symbol	(c) CUSIP	(d) Meeting date	(e) Matter voted on	(f) Matter proposed by Issuer or Security Holder	(g) Matter Voted on?	(h) How Voted	(I) Voted For/Against Management

Roxboro Group	RXO LN	3305779	7/15/2005	Approve Sale of Solartron Group PLC and Solartron Inc.	Issuer	Yes	For	For
Abbeycrest PLC	ACR LN	0003719	7/20/2005	Approve Financial Statements	Issuer	Yes	For	For
Abbeycrest PLC	ACR LN	0003719	7/20/2005	Approve Final Dividend	Issuer	Yes	For	For
Abbeycrest PLC	ACR LN	0003719	7/20/2005	Election of Directors	Issuer	Yes	For	For
Abbeycrest PLC	ACR LN	0003719	7/20/2005	Approve Remuneration Report	Issuer	Yes	For	For
Abbeycrest PLC	ACR LN	0003719	7/20/2005	Reappoint PricewaterhouseCoopers as Auditors	Issuer	Yes	For	For
Abbeycrest PLC	ACR LN	0003719	7/20/2005	Authorise Issuance of Equity or Equity-Linked Securities	Issuer	Yes	For	For
Abbeycrest PLC	ACR LN	0003719	7/20/2005	Approve Share Repurchase Program	Issuer	Yes	For	For
Techne Corporation	TECH	878377100	9/16/2005	Set the number of Directors at Six	Issuer	Yes	For	For
Techne Corporation	TECH	878377100	9/16/2005	Election of Directors	Issuer	Yes	For	For
Roxboro Group	RXO LN	3305779	9/26/2005	Approve Sale of Solartron Metrology Limited and Respective Businesses and Assets of ISA Controls, Limited, Solartron Analytical Limited, Solartron Analytical Inc. and Solartron Metrology Inc.	Issuer	Yes	For	For
Roxboro Group	RXO LN	3305779	9/29/2005

Conditional on the Completion of Having Occurred, Capitalisation of Sums Standing to the Credit of the Share Premium Discount; Amend Art. Of Assoc. re: C Shares; Capital Reduction; Auth. Up to 3,010,209 Ord. Shares of the Consolidated Amt. For Market Purchase

					Issuer	Yes	For	For
Roxboro Group	RXO LN	3305779	9/29/2005	Conditional on the Completion of Having Occurred, Change Company Name to Dialight PLC	Issuer	Yes	For	For
Roxboro Group	RXO LN	3305779	9/29/2005	Approve Roxboro Performance Plan Share	Issuer	Yes	For	For
Roxboro Group	RXO LN	3305779	9/29/2005	Authorise the Directors to Establish Future Schemes for the Benefit of Employees Outside UK Based on the Roxboro Performance Plan Share	Issuer	Yes	For	For
Stratec Security Corporation	STRT	863111100	10/4/2005	Election of Director	Issuer	Yes	For	For
Stratec Security Corporation	STRT	863111100	10/4/2005	Approve Proposal to Amend and Restate Stock Incentive Plan	Issuer	Yes	For	For
Techne Corporation			10/27/05	To Set the number of directors at six	Issuer	Yes	For	For

Barratt Developments PLC	BDEV LN	0081180	11/17/2005	Approve Financial Statements	Issuer	Yes	For	For
Barratt Developments PLC	BDEV LN	0081180	11/17/2005	Approve Final Dividend	Issuer	Yes	For	For
Barratt Developments PLC	BDEV LN	0081180	11/17/2005	Election of Directors	Issuer	Yes	For	For
Barratt Developments PLC	BDEV LN	0081180	11/17/2005	Reappoint PricewaterhouseCoopers LLP as Auditors	Issuer	Yes	For	For
Barratt Developments PLC	BDEV LN	0081180	11/17/2005	Approve Remuneration Report	Issuer	Yes	For	For
Barratt Developments PLC	BDEV LN	0081180	11/17/2005	Approve Co-Investment Plan	Issuer	Yes	For	For
Barratt Developments PLC	BDEV LN	0081180	11/17/2005	Approve Long-Term Performance Plan	Issuer	Yes	For	For
Barratt Developments PLC	BDEV LN	0081180	11/17/2005	Approve Proposed performance Targets for Future Awards Under Long-Term Performance Plan	Issuer	Yes	For	For
Barratt Developments PLC	BDEV LN	0081180	11/17/2005	Approve Issuance of Equity or Equity-Linked Securities	Issuer	Yes	For	For
Barratt Developments PLC	BDEV LN	0081180	11/17/2005	Approve Share Repurchase Program	Issuer	Yes	For	For
Barratt Developments PLC	BDEV LN	0081180	11/17/2005	Adopt New Articles of Association	Issuer	Yes	For	For
Factset Research, Inc.	FDS	303075105	12/20/05	Election of Directors	Issuer	Yes	For	For
Factset Research, Inc.	FDS	303075105	12/20/05	Approve PricewaterhouseCoopers LLP as Auditors	Issuer	Yes	For	For
VT Holding	VTH DC	5224010	12/21/05	Receive Presentation of Board Concerning Revised Business Strategy	Issuer	Yes	For	For
VT Holding	VTH DC	5224010	12/21/05	Approve Revised Business Strategy	Issuer	Yes	For	For
VT Holding	VTH DC	5224010	12/21/05	Change Company Name to SKAKO Industries A/S With Secondary Name of VT Holding A/S	Issuer	Yes	For	For
VT Holding	VTH DC	5224010	12/21/05	Amend Articles Re: Stipulate That Company Meetings Be Held on Fyn; Notice of Meetings Will Be Given at Least 14 Days and No More Than Four Weeks in Advance of Meeting Date	Issuer	Yes	For	For
VT Holding	VTH DC	5224010	12/21/05	Amend Articles Re: Allow Board to Elect a Chairman and Vice Chairman From Amougst Board	Issuer	Yes	For	For
VT Holding	VTH DC	5224010	12/21/05	Amend Articles Re: Allow Chairman or Vice Chairman Together With Another Board Member/Executive Officer of Company, to Sign For Company	Issuer	Yes	For	For
VT Holding	VTH DC	5224010	12/21/05	Election of New Director	Issuer	Yes	For	For
Novartis AG	NVS	0012005267	02/28/06	Accept Financial Statements and Statutory Reports	Issuer	Yes	For	For
Novartis AG	NVS	0012005267	02/28/06	Approve Discharge of Board and Senior management	Issuer	Yes	For	For
Novartis AG	NVS	0012005267	02/28/06	Approve Allocation of Income and Dividends	Issuer	Yes	For	For
Novartis AG	NVS	0012005267	02/28/06	Approve CHF 5.1 milliion reduction in share capital	Issuer	Yes	For	For
Novartis AG	NVS	0012005267	02/28/06	Amend Articles	Issuer	Yes	For	For
Novartis AG	NVS	0012005267	02/28/06	Election of Directors	Issuer	Yes	For	For
Novartis AG	NVS	0012005267	02/28/06	Ratify Pricewaterhouse Coopers AG as auditors	Issuer	Yes	For	For
Brewin Dolphin Holdings PLC		1765816	02/28/06	Election of Directors	Issuer	Yes	For	For
Brewin Dolphin Holdings PLC		1765816	02/28/06	Accept Financial Statements and Statutory Reports	Issuer	Yes	For	For
Brewin Dolphin Holdings PLC		1765816	02/28/06	Appointment of Auditors	Issuer	Yes	For	For
Brewin Dolphin Holdings PLC		1765816	02/28/06	Authorize issue of equity or equity-linked securities	Issuer	Yes	For	For
Brewin Dolphin Holdings PLC		1765816	02/28/06	approve Renumeration Report	Issuer	Yes	For	For
Brewin Dolphin Holdings PLC		1765816	02/28/06	Authorize 19,851,164 ordinary shares for market purchase	Issuer	Yes	For	For
SKAKO Industries A/S		10231877	04/18/06	Change Company Name, and amend articles	Issuer	Yes	For	For
Rathbone Brothers PLC		2148343	05/03/06	Accept Financial Statements and Statutory Reports	Issuer	Yes	For	For
Rathbone Brothers PLC		2148343	05/03/06	Approve Renumeration Report	Issuer	Yes	For	For
Rathbone Brothers PLC		2148343	05/03/06	Approve Final Dividend	Issuer	Yes	For	For
Rathbone Brothers PLC		2148343	05/03/06	Election of Directors	Issuer	Yes	For	For
Rathbone Brothers PLC		2148343	05/03/06	Appointment of Auditors	Issuer	Yes	For	For
Rathbone Brothers PLC		2148343	05/03/06	Authorize issue of equity or equity-linked securities	Issuer	Yes	For	For
Rathbone Brothers PLC		2148343	05/03/06	Authorize 2,000,000 ordinary shares for market purchase	Issuer	Yes	For	For
UCB		3739530	05/18/06	Change Date of Annual meeting	Issuer	Yes	For	For
UCB		3739530	05/18/06	Amend Articles in relation to the elimination of bearer shares	Issuer	Yes	For	For
UCB		3739530	05/18/06	Authorize Implementation of approved resolutions	Issuer	Yes	For	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Z-SEVEN FUND, INC.

By *    /S/ Barry Ziskin

           Barry Ziskin, President and Treasurer

Date 6/6/07

* Print the name and title of each signing officer under his or her signature.